Average Annual Total Returns - LVIP Wellington SMID Cap Value Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Russell 2500™ Value Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 2500™ Value Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell 2500™ Value Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	1.77%	7.82%	8.90%	1.52%	7.55%	8.63%	4.88%	9.43%	9.33%